Other long term obligations (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Other Liabilities, Noncurrent [Abstract]
Liabilities related to equipment leases	0	209
Deferred lease inducements (note 17(b))	359	466
Asset retirement obligation (note 17(c))	512	466
Other obligations, current and noncurrent	9,140	5,544
Less current portion of:
Other obligations, noncurrent portion	7,207	4,788
Lease Incentive, Payable [Roll Forward]
Balance, beginning of year	466	574
Amortization of deferred lease inducements	(107)	(108)
Balance, end of year	359	466
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance, beginning of year	466	424
Accretion expense	46	42
Balance, end of year	512	466
Estimated undiscounted cash flows required to settle obligation	1,084	1,084
Credit adjusted risk-free rate assumed in measuring the asset retirement obligation (percent)	9.42%
Stock options | Senior executive stock option plan
Other Liabilities, Noncurrent [Abstract]
Deferred compensation plans	940	591
Restricted share units (RSUs) | Restricted share unit plan
Other Liabilities, Noncurrent [Abstract]
Deferred compensation plans	3,667	1,742
Less current portion of:
Deferred compensation plans, current	(1,933)	(503)
Deferred stock units (DSUs) | Directors' deferred share unit plan
Other Liabilities, Noncurrent [Abstract]
Deferred compensation plans	3,662	2,070
Less current portion of:
Deferred compensation plans, current	0	(253)